CONDENSED BALANCE SHEETS - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash		$ 399,935	$ 6,410
Prepaid expenses		326,283	17,000
Total current assets		726,218	23,410
Deferred offering costs			439,752
Investments held in Trust Account		414,023,891
Total Assets		414,750,109	463,162
Current liabilities:
Accounts payable		176,063	116,374
Accounts payable - related party		165,000
Accrued expenses		988,825	194,520
Amount borrowed under Note			139,949
Total current liabilities		1,329,888	450,843
Accrued liabilities - current		988,825
Derivative warrant liabilities		17,348,800
Deferred underwriting commissions		14,490,000
Total liabilities		33,168,688	450,843
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 41,400,000 shares at approximately $10.06 and $10.00 per share as of September 30, 2022 and December 31, 2021, respectively		414,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital			23,965
Accumulated deficit		(32,419,614)	(12,681)
Total shareholders' deficit		(32,418,579)	12,319
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit		414,750,109	463,162
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	[1]	$ 1,035	$ 1,035

[1]	The December 31, 2020, amount included up to 1,350,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On February 9, 2021, the full amount of the over-allotment was exercised resulting in no forfeiture of shares.